Investment Securities Available for Sale - Summary of Securities with Unrealized Losses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Less Than 12 Months in a Loss Position	$ 82		$ 220
Greater Than 12 Months in a Loss Position		$ 1
Total Unrealized Loss	82	1	220
Estimated Fair Value	6,024	3,999	12,605
State and Muncipal Securities
Marketable Securities [Line Items]
Less Than 12 Months in a Loss Position	1		1
Total Unrealized Loss	1		1
Estimated Fair Value	424		503
Mortgage Backed Securities
Marketable Securities [Line Items]
Less Than 12 Months in a Loss Position	4
Total Unrealized Loss	4
Estimated Fair Value	161
Corporate Bonds
Marketable Securities [Line Items]
Less Than 12 Months in a Loss Position	77		219
Greater Than 12 Months in a Loss Position		1
Total Unrealized Loss	77	1	219
Estimated Fair Value	$ 5,439	$ 3,999	$ 12,102